Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 20,416	$ 19,723	$ 18,424
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	949	783	1,036
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	22,109	20,078
Total Investment Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	8,386	7,507
Total Investment Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	8,201	8,314
Total Investment Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	949	783
Total Investment Assets [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,573	3,474
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	410	594
Cash and short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	114	41
Cash and short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	296	553
Cash and short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	603	642
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	603	642
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,343	5,103
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,343	5,103
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,493	1,472
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,493	1,472
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	365	406
Emerging market debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	365	406
Emerging market debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	19	21
Mortgages [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	19	21
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	723	575
Private debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	723	575
Private Debt, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	16
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	571	555
Canadian Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	571	555
Canadian Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,388	3,249
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,383	3,214
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5	35
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,951	3,477
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,951	3,477
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	625	303
Private Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	625	303
Private Equity Funds, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	295
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	370	381
Real estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	272	279	329
Real estate [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	98	102
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	978	649
Resource and royalties [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	293	128
Resource and royalties [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	8	17
Resource and royalties [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	677	504	$ 707
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	654	571
Infrastructure [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	69	65
Infrastructure [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 585	506
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	90 days
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 1,173	1,032
Multi Strategy Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,173	1,032
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	50	68
Fixed Income Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	50	68
Commodity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	77
Commodity Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	77
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	295
Equity Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	295
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	708	697
Global Macro Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	708	697
Downside Protection [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	74	92
Downside Protection [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	74	92
Downside Protection [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Downside Protection [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Absolute Return, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39
Alternative Risk Premia [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 239	191
Alternative Risk Premia [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Alternative Risk Premia [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	60 days
Alternative Risk Premia [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 239	191
Investment related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(1,780)	(441)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	87	86
Other - Operating assets, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	134	262
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 47	$ 176